Segmental analysis - Operating profit/(loss) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segmental analysis
Net interest income	£ 8,656	£ 8,987	£ 8,708
Net fees and commissions	2,357	2,455	2,535
Other non-interest income	2,389	1,691	1,347
Total income	13,402	13,133	12,590
Operating expenses	(9,645)	(10,401)	(16,194)
Operating expenses, excluding depreciation and amortisation	(8,914)	(9,593)	(15,416)
Depreciation and amortisation	(731)	(808)	(778)
Impairment losses	(398)	(493)	(478)
Operating profit/(loss) before tax	3,359	2,239	(4,082)
Personal & Ulster
Segmental analysis
Net interest income	4,727	4,763	4,594
Net fees and commissions	783	818	861
Other non-interest income	154	305	101
Total income	5,664	5,886	5,556
Operating expenses, excluding depreciation and amortisation	(3,450)	(3,917)	(4,344)
Depreciation and amortisation			2
Impairment losses	(354)	(267)	(6)
Operating profit/(loss) before tax	1,860	1,702	1,208
UK Personal Banking
Segmental analysis
Net interest income	4,283	4,342	4,185
Net fees and commissions	692	724	779
Other non-interest income	79	216	16
Total income	5,054	5,282	4,980
Operating expenses, excluding depreciation and amortisation	(2,867)	(3,241)	(3,675)
Depreciation and amortisation			2
Impairment losses	(339)	(207)	(119)
Operating profit/(loss) before tax	1,848	1,834	1,188
Ulster Bank RoI
Segmental analysis
Net interest income	444	421	409
Net fees and commissions	91	94	82
Other non-interest income	75	89	85
Total income	610	604	576
Operating expenses, excluding depreciation and amortisation	(583)	(676)	(669)
Impairment losses	(15)	(60)	113
Operating profit/(loss) before tax	12	(132)	20
Commercial and Private Banking (CPB)
Segmental analysis
Net interest income	3,373	3,538	3,352
Net fees and commissions	1,511	1,584	1,580
Other non-interest income	493	235	287
Total income	5,377	5,357	5,219
Operating expenses, excluding depreciation and amortisation	(2,838)	(2,987)	(3,476)
Depreciation and amortisation	(127)	(144)	(143)
Impairment losses	(141)	(396)	(209)
Operating profit/(loss) before tax	2,271	1,830	1,391
Commercial Banking
Segmental analysis
Net interest income	2,855	3,074	2,903
Net fees and commissions	1,283	1,405	1,399
Other non-interest income	464	200	260
Total income	4,602	4,679	4,562
Operating expenses, excluding depreciation and amortisation	(2,362)	(2,458)	(2,927)
Depreciation and amortisation	(125)	(144)	(143)
Impairment losses	(147)	(390)	(212)
Operating profit/(loss) before tax	1,968	1,687	1,280
Private Banking
Segmental analysis
Net interest income	518	464	449
Net fees and commissions	228	179	181
Other non-interest income	29	35	27
Total income	775	678	657
Operating expenses, excluding depreciation and amortisation	(476)	(529)	(549)
Depreciation and amortisation	(2)
Impairment losses	6	(6)	3
Operating profit/(loss) before tax	303	143	111
RBS International
Segmental analysis
Net interest income	466	325	303
Net fees and commissions	101	42	50
Other non-interest income	27	22	21
Total income	594	389	374
Operating expenses, excluding depreciation and amortisation	(254)	(217)	(174)
Depreciation and amortisation	(6)	(2)
Impairment losses	2	(3)	(10)
Operating profit/(loss) before tax	336	167	190
NatWest Markets
Segmental analysis
Net interest income	112	203	343
Net fees and commissions	(33)	24	55
Other non-interest income	1,363	823	814
Total income	1,442	1,050	1,212
Operating expenses, excluding depreciation and amortisation	(1,589)	(2,250)	(2,810)
Depreciation and amortisation	(15)	49	(14)
Impairment losses	92	174	(253)
Operating profit/(loss) before tax	(70)	(977)	(1,865)
Central Items & other
Segmental analysis
Net interest income	(22)	158	116
Net fees and commissions	(5)	(13)	(11)
Other non-interest income	352	306	124
Total income	325	451	229
Operating expenses, excluding depreciation and amortisation	(783)	(222)	(4,612)
Depreciation and amortisation	(583)	(711)	(623)
Impairment losses	3	(1)
Operating profit/(loss) before tax	£ (1,038)	£ (483)	£ (5,006)